Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,717,000
Previously Paid Amount	0.00
Total Fee Amount	1,889.38
Total Offset Amount	0.00
Net Fee	1,889.38
Narrative - Max Aggregate Offering Price	$ 21,717,000
Final Prospectus	true